Summary of Changes in Stock Options (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2023 shares $ / shares	Mar. 31, 2022 shares $ / shares	Dec. 31, 2022 shares $ / shares
Stock Options
Number of options outstanding, Beginning Balance | shares	11,500,000	7,640,000	7,640,000
Weighted average exercise price, Beginning Balance | $ / shares	$ 0.19	$ 0.12	$ 0.12
Number of options outstanding, Granted | shares			7,210,000
Weighted average exercise price, Granted | $ / shares			$ 0.27
Number of options outstanding, Exercised | shares	(550,000)	(50,000)	(3,345,000)
Weighted average exercise price, Exercised | $ / shares	$ 0.25		$ 0.20
Number of options outstanding, Exercised | shares			(5,000)
Weighted average exercise price, Expired | $ / shares			$ 0.74
Number of options outstanding, Ending Balance | shares	10,950,000		11,500,000
Weighted average exercise price, Ending Balance | $ / shares	$ 0.18		$ 0.19
Number of options Exercisable, Ending Balance | shares	10,180,000
Weighted average shares exercisable, Ending Balance | $ / shares	$ 0.18